Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000006295 | Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
C000006295 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000006295 | CCC
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000006295 | B
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000006295 | BB
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000006295 | BBB
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000006295 | A
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000006295 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000006295 | AAA
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000006295 | AssetSenior Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.30%
C000006295 | AssetCollateralized Mortgage Obligations - Agency Collateral Series
Holdings [Line Items]
Percent of Total Investments	0.30%
C000006295 | AssetSupranational
Holdings [Line Items]
Percent of Total Investments	0.60%
C000006295 | AssetInvestment Companies
Holdings [Line Items]
Percent of Total Investments	0.80%
C000006295 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.70%
C000006295 | AssetAgency Fixed Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	7.50%
C000006295 | AssetSovereign
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006295 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	12.00%
C000006295 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	12.90%
C000006295 | AssetMortgages - Other
Holdings [Line Items]
Percent of Total Investments	19.90%
C000006295 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	32.80%
C000155980 | Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
C000155980 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000155980 | CCC
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000155980 | B
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000155980 | BB
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000155980 | BBB
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000155980 | A
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000155980 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000155980 | AAA
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000155980 | AssetSenior Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.30%
C000155980 | AssetCollateralized Mortgage Obligations - Agency Collateral Series
Holdings [Line Items]
Percent of Total Investments	0.30%
C000155980 | AssetSupranational
Holdings [Line Items]
Percent of Total Investments	0.60%
C000155980 | AssetInvestment Companies
Holdings [Line Items]
Percent of Total Investments	0.80%
C000155980 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.70%
C000155980 | AssetAgency Fixed Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	7.50%
C000155980 | AssetSovereign
Holdings [Line Items]
Percent of Total Investments	9.20%
C000155980 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	12.00%
C000155980 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	12.90%
C000155980 | AssetMortgages - Other
Holdings [Line Items]
Percent of Total Investments	19.90%
C000155980 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	32.80%
C000006298 | Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
C000006298 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000006298 | CCC
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000006298 | B
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000006298 | BB
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000006298 | BBB
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000006298 | A
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000006298 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000006298 | AAA
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000006298 | AssetSenior Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.30%
C000006298 | AssetCollateralized Mortgage Obligations - Agency Collateral Series
Holdings [Line Items]
Percent of Total Investments	0.30%
C000006298 | AssetSupranational
Holdings [Line Items]
Percent of Total Investments	0.60%
C000006298 | AssetInvestment Companies
Holdings [Line Items]
Percent of Total Investments	0.80%
C000006298 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.70%
C000006298 | AssetAgency Fixed Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	7.50%
C000006298 | AssetSovereign
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006298 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	12.00%
C000006298 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	12.90%
C000006298 | AssetMortgages - Other
Holdings [Line Items]
Percent of Total Investments	19.90%
C000006298 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	32.80%
C000198830 | Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
C000198830 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000198830 | CCC
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000198830 | B
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000198830 | BB
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000198830 | BBB
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000198830 | A
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000198830 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000198830 | AAA
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000198830 | AssetSenior Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.30%
C000198830 | AssetCollateralized Mortgage Obligations - Agency Collateral Series
Holdings [Line Items]
Percent of Total Investments	0.30%
C000198830 | AssetSupranational
Holdings [Line Items]
Percent of Total Investments	0.60%
C000198830 | AssetInvestment Companies
Holdings [Line Items]
Percent of Total Investments	0.80%
C000198830 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.70%
C000198830 | AssetAgency Fixed Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	7.50%
C000198830 | AssetSovereign
Holdings [Line Items]
Percent of Total Investments	9.20%
C000198830 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	12.00%
C000198830 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	12.90%
C000198830 | AssetMortgages - Other
Holdings [Line Items]
Percent of Total Investments	19.90%
C000198830 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	32.80%
C000006297 | Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
C000006297 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000006297 | CCC
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000006297 | B
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000006297 | BB
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000006297 | BBB
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000006297 | A
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000006297 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000006297 | AAA
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000006297 | AssetSenior Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.30%
C000006297 | AssetCollateralized Mortgage Obligations - Agency Collateral Series
Holdings [Line Items]
Percent of Total Investments	0.30%
C000006297 | AssetSupranational
Holdings [Line Items]
Percent of Total Investments	0.60%
C000006297 | AssetInvestment Companies
Holdings [Line Items]
Percent of Total Investments	0.80%
C000006297 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.70%
C000006297 | AssetAgency Fixed Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	7.50%
C000006297 | AssetSovereign
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006297 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	12.00%
C000006297 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	12.90%
C000006297 | AssetMortgages - Other
Holdings [Line Items]
Percent of Total Investments	19.90%
C000006297 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	32.80%
C000126926 | Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
C000126926 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000126926 | CCC
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000126926 | B
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000126926 | BB
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000126926 | BBB
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000126926 | A
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000126926 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000126926 | AAA
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000126926 | AssetSenior Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.30%
C000126926 | AssetCollateralized Mortgage Obligations - Agency Collateral Series
Holdings [Line Items]
Percent of Total Investments	0.30%
C000126926 | AssetSupranational
Holdings [Line Items]
Percent of Total Investments	0.60%
C000126926 | AssetInvestment Companies
Holdings [Line Items]
Percent of Total Investments	0.80%
C000126926 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.70%
C000126926 | AssetAgency Fixed Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	7.50%
C000126926 | AssetSovereign
Holdings [Line Items]
Percent of Total Investments	9.20%
C000126926 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	12.00%
C000126926 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	12.90%
C000126926 | AssetMortgages - Other
Holdings [Line Items]
Percent of Total Investments	19.90%
C000126926 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	32.80%